Consolidated Statements of Profit or Loss and Other Comprehensive Income - MXN ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues (Note 20):
Aeronautical services	$ 19,110,067	$ 19,267,395	$ 17,336,734
Non-aeronautical services	7,671,766	6,165,429	5,197,238
Improvements to concession assets	6,832,541	7,791,320	4,846,404
Revenues	33,614,374	33,224,144	27,380,376
Operating costs:
Employee cost (Note 22)	2,125,958	1,724,461	1,373,264
Maintenance	848,575	728,618	730,568
Safety, security and insurance	831,411	691,155	577,122
Utilities	542,482	485,265	474,032
Expected credit loss of the year	24,768	29,395	41,444
Others operation expenses	890,047	721,175	584,624
Technical assistance fees (Note 30)	845,234	851,320	756,648
Concession taxes (Note 9)	2,666,751	2,532,896	1,895,182
Depreciation and amortization (Note 21)	3,061,039	2,545,702	2,313,321
Cost of improvements to concession assets (Note 23)	6,832,541	7,791,320	4,846,404
Other (income) expense - net (Note 24)	(105,076)	(15,876)	(26,428)
Operating costs	18,563,730	18,085,431	13,566,181
Income from operations	15,050,644	15,138,713	13,814,195
Finance cost – net (Note 25):
Finance income	1,289,271	1,402,964	835,989
Finance cost	(4,104,423)	(3,439,276)	(2,455,918)
Exchange gain (loss) – net	(119,751)	(340,711)	81,420
Finance cost - Net	(2,934,903)	(2,377,023)	(1,538,509)
Income before income taxes	12,115,741	12,761,690	12,275,686
Income tax (Note 12.c):
Current	3,989,603	3,616,811	3,849,778
Deferred	(749,301)	(544,721)	(759,566)
Income tax	3,240,302	3,072,090	3,090,212
Profit for the year	8,875,439	9,689,600	9,185,474
Items that are or may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations	1,132,599	(893,708)	(488,316)
Cash flow hedges, effective portion of changes in fair value, net of income tax	(65,303)	(69,905)	100,966
Items that will not be reclassified to profit or loss
Remeasurements of employee benefit - net of income tax (Note 17)	10,201	(15,932)	8,802
Total comprehensive income for the year	9,952,936	8,710,055	8,806,926
Profit for the year attributable to:
Controlling interest	8,612,157	9,542,912	9,013,147
Non-controlling interest	263,282	146,688	172,327
Profit for the year	8,875,439	9,689,600	9,185,474
Total comprehensive income for the year attributable to:
Controlling interest	9,567,162	8,641,235	8,664,216
Non-controlling interest	385,774	68,820	142,710
Total comprehensive income for the year	$ 9,952,936	$ 8,710,055	$ 8,806,926
Weighted average number of common shares outstanding	505,277,464	505,277,464	508,371,309
Basic earnings per share	$ 17.0444	$ 18.8864	$ 17.7294
Diluted earnings per share	$ 17.0444	$ 18.8864	$ 17.7294